POST BALANCE SHEET DATE EVENTS	9 Months Ended
Sep. 30, 2018
Disclosure Of Post Balance Sheet Date Events [Abstract]
POST BALANCE SHEET DATE EVENTS

NOTE 6 – POST BALANCE SHEET DATE EVENTS

On 10 October 2018, TORM delivered the Handysize tanker TORM Ohio to its new owner. In the financial statements, TORM Ohio is treated as an asset held-for-sale. The delivery results in a net loss from sale of vessels in TORM of USD 0.5m in 2018.

On 15 October 2018, TORM took delivery of the newbuilding TORM Hilde, a 114,000 dwt LR2 product tanker from Guangzhou Shipyard International.

In October 2018, TORM entered an agreement to sell one vessel, TORM Clara. After the repayment of the mortgage debt of the vessel along with transaction-related expenses and fees, TORM expects to receive net cash proceeds of approx. USD 2.4m.

On 31 October 2018, TORM delivered the MR tanker TORM Neches to its new owner. In the financial statements, TORM Neches is treated as an asset held-for-sale. The delivery results in a net loss from sale of vessels in TORM of USD 0.8m in 2018.

On 9 November 2018, TORM announced the establishment of a joint venture with ME Production, a leading scrubber manufacturer, and Guangzhou Shipyard International (GSI), which is part of the China State Shipbuilding Corporation group. The joint venture, ME Production China, will manufacture and install scrubbers in China and deliver them to a range of maritime industry customers for both newbuildings and retrofitted vessels. TORM holds an ownership stake of 27.5% in the new joint venture. In connection with the establishment, TORM has ordered a total of 16 scrubbers with ME Production China and signed a letter of intent for additional 18 scrubbers with the new joint venture. With these orders, TORM has committed to install scrubbers on 21 vessels and potentially up to 39 vessels or roughly half of TORM’s fleet.